PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Consumer Discretionary - 11.1%
Leisure Products - 2.8%
YETI Holdings, Inc. (a)	22,900	$ 1,143,855

Retail - Discretionary - 7.0%
O'Reilly Automotive, Inc. (a)	3,000	2,819,100

Wholesale - Discretionary - 1.3%
Pool Corporation	1,400	511,840

Consumer Staples - 8.9%
Food - 3.5%
McCormick & Company, Inc.	17,400	1,428,192

Household Products - 5.4%
Church & Dwight Company, Inc.	17,000	1,645,090
Clorox Company (The)	3,500	547,575
		2,192,665
Energy - 1.2%
Oil & Gas Producers - 1.2%
Pioneer Natural Resources Company	2,100	499,653

Financials - 8.6%
Asset Management - 3.1%
T. Rowe Price Group, Inc.	11,200	1,256,976

Institutional Financial Services - 5.5%
FactSet Research Systems, Inc.	5,100	2,225,691

Health Care - 12.5%
Health Care Facilities & Services - 2.9%
ICON plc (a)	4,537	1,179,347

Medical Equipment & Devices - 9.6%
Mettler-Toledo International, Inc. (a)	1,885	2,287,410
ResMed, Inc.	5,300	845,827

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Health Care - 12.5% (Continued)
Medical Equipment & Devices - 9.6% (Continued)
Teleflex, Inc.	3,600	$ 765,864
		3,899,101
Industrials - 25.9%
Electrical Equipment - 7.0%
AMETEK, Inc.	17,900	2,855,229

Industrial Intermediate Products - 4.8%
RBC Bearings, Inc. (a)	8,350	1,925,009

Machinery - 7.7%
IDEX Corporation	11,000	2,490,400
Valmont Industries, Inc.	2,500	633,750
		3,124,150
Transportation & Logistics - 6.4%
Expeditors International of Washington, Inc.	22,100	2,579,291

Materials - 4.5%
Chemicals - 4.5%
Ecolab, Inc.	10,000	1,838,100

Technology - 22.6%
Semiconductors - 4.6%
NXP Semiconductors N.V.	4,400	905,168
Silicon Laboratories, Inc. (a)	7,100	957,506
		1,862,674
Software - 9.3%
ANSYS, Inc. (a)	6,820	2,174,693
Informatica, Inc. - Class A (a)	35,000	733,250
Pegasystems, Inc.	17,130	850,676
		3,758,619
Technology Hardware - 3.4%
Trimble, Inc. (a)	25,500	1,397,145

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Technology - 22.6% (Continued)
Technology Services - 5.3%
CoStar Group, Inc. (a)	26,250	$ 2,152,238

Total Common Stocks (Cost $13,668,148)		$ 38,648,875

EXCHANGE-TRADED FUNDS - 2.6%	Shares	Value
Health Care - 2.6%
Biotech & Pharma - 2.6%
SPDR® S&P® Biotech ETF (Cost $827,662)	13,300	$ 1,053,360

MONEY MARKET FUNDS - 2.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (b) (Cost $841,045)	841,045	$ 841,045

Total Investments at Value - 100.0% (Cost $15,336,855)		$ 40,543,280

Other Assets in Excess of Liabilities - 0.0% (c)		9,032

Net Assets - 100.0%		$ 40,552,312

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2023.
(c)	Percentage rounds to less than 0.1%.